File Nos. 2-79140
                                                                       811-07525

    As Filed with the Securities and Exchange Commission on October 30, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  / X /
                                                                   ---

                      Pre-Effective Amendment No. __              /    /

                      Post-Effective Amendment No. 24             / X /
                                                                   ---


                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                        / X /

                             Amendment No. 24                     / X /

                        (Check appropriate box or boxes)


                              PIONEER MID-CAP FUND
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     ____ immediately upon filing pursuant to paragraph (b)
     __X_ on October 30, 1998 pursuant to paragraph (b)
     ____ 60 days after filing pursuant to paragraph (a)(1)
     ____ on [date] pursuant to paragraph (a)(1)
     ____ 75 days after filing pursuant to paragraph (a)(2)
     ____ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest (without par value)

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectus dated 1/28/98               1/28/98              0001016964-98-000002

Prospectus supplement
  dated 10/14/98                       10/14/98             0001016964-98-000107

Statement of additional informa-
  tion (SAI) dated 1/28/98             1/28/98              0001016964-98-000002

Financial statements at 9/30/97
  and independent auditors'
  report                               11/21/97             0000706155-97-000013

Financial statements at 3/31/98
  and independent auditors'
  report                               5/18/98              0000706155-98-000002

SAI supplement dated 10/30/98          10/29/98             0001016964-98-000135

                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a) Financial Statements:

             See Statement of Incorporation by Reference.

         (b) Exhibits:

             1.    Agreement and Declaration of Trust*
             2.    By-Laws*
             3.    None
             4.1   Specimen Share Certificate*
             5.    Management Contract*
             6.1   Form of Underwriting Agreement+
             6.2   Form of Dealer Sales Agreement*
             7.    None
             8.    Form of Custody Agreement with Brown Brothers
                   Harriman & Co.*
             9.    Investment Company Service Agreement*
             10.   None
             11.   Consent of Arthur Andersen LLP+
             12.   None
             13.   None
             14.   None
             15.1  Class A Distribution Plan*
             15.2  Form of Class B Distribution Plan+
             15.3  Class C Distribution Plan*
             16.   None
             17.   Financial Data Schedules+
             18.   Multiple Class Plan Pursuant to Rule 18f-3*
             19.   Powers of Attorney*
             19.1  Power of Attorney for Mary K. Bush**

------------------------

* Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 21 to the Registration Statement (File No. 2-79140) as filed with the Securities and Exchange Commission (the "SEC") on February 1, 1996 (Accession No. 0000706155-96-000003).

** Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 23 to the Registration Statement (File No. 2-79140) as filed with the SEC on January 28, 1998 (Accession No.
0001016964-98-000002).

+  Filed herewith.


Item 25.  Persons Controlled by or Under Common Control with Registrant

     No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                        OWNED BY    PERCENT    STATE/COUNTRY OF
               COMPANY                             OF SHARES     INCORPORATION
Pioneering Management Corp. (PMC)          PGI        100%        DE
Pioneer Funds Distributor, Inc. (PFD)      PMC        100%        MA
Pioneer Explorer, Inc. (PEI)               PMC        100%        DE
Pioneer Fonds Marketing GmbH (GmbH)        PFD        100%        Germany
Pioneer Forest, Inc. (PFI)                 PGI        100%        DE
CJSC "Forest-Starma" (Forest-Starma)       PFI        95%         Russia
Pioneer Metals and Technology, Inc. (PMT)  PGI        100%        DE
Pioneer Capital Corp. (PCC)                PGI        100%        DE
Pioneer SBIC Corp.                         PCC        100%        MA
Pioneer Real Estate Advisors, Inc. (PREA)  PGI        100%        DE
Pioneer Management (Ireland) Ltd. (PMIL)   PGI        100%        Ireland
Pioneer Plans Corporation (PPC)            PGI        100%        DE
PIOGlobal Corp. (PIOGlobal)                PGI        100%        DE
Pioneer Investments Corp. (PIC)            PGI        100%        MA
Pioneer Goldfields Holdings, Inc. (PGH)    PGI        100%        DE
Pioneer Goldfields Ltd. (PGL)              PGH        100%        Guernsey
Teberebie Goldfields Ltd. (TGL)            PGL        90%         Ghana
Pioneer Omega, Inc. (Omega)                PGI        100%        DE
Pioneer First Russia, Inc. (First Russia)  Omega      81.65%      DE
Pioneering Services Corp. (PSC)            PGI        100%        MA
Pioneer International Corp. (PIntl)        PGI        100%        DE
Pioneer First Polish Investment
Fund JSC, S.A. (First Polish)              PIntl      100%        Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                            PIntl      100%        Czech Republic

Registered investment companies that are parties to management contracts with
PMC:

FUNDS                                               BUSINESS TRUST
Pioneer International Growth Fund                   MA
Pioneer World Equity Fund                           DE
Pioneer Europe Fund                                 MA
Pioneer Emerging Markets Fund                       DE
Pioneer Indo-Asia Fund                              DE
Pioneer Capital Growth Fund                         DE
Pioneer Equity-Income Fund                          DE
Pioneer Gold Shares                                 DE
Pioneer Mid-Cap Fund                                DE
Pioneer Growth Shares                               DE
Pioneer Small Company Fund                          DE
Pioneer Fund                                        DE
Pioneer II                                          DE
Pioneer Real Estate Shares                          DE
Pioneer Short-Term Income Trust                     MA
Pioneer America Income Trust                        MA
Pioneer Bond Fund                                   MA
Pioneer Balanced Fund                               DE
Pioneer Intermediate Tax-Free Fund                  MA
Pioneer Tax-Free Income Fund                        DE
Pioneer Money Market Trust                          DE
Pioneer Variable Contracts Trust                    DE
Pioneer Interest Shares                             DE
Pioneer Micro-Cap Fund                              DE
Pioneer Independence Fund                           DE

         The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26.  Number of Holders of Securities

     Not applicable.

Item 27.  Indemnification

         Except for the Agreement and Declaration of Trust (the "Declaration"), dated January 12, 1996, establishing the Registrant as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Item 28.  Business and Other Connections of Investment Adviser

         All of the information required by this item is set forth in the Form ADV, as amended, of PMC, the Registrant's investment adviser. The following sections of such Form ADV are incorporated herein by reference:

         (a)      Items 1 and 2 of Part 2; and

         (b)      Section IV, Business Background, of each Schedule D.

Item 29.  Principal Underwriters

         (a)      See Item 25 above.

         (b)      Directors and officers of PFD:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  REGISTRANT
John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

Robert L. Butler       Director and President       None

David D. Tripple       Director                     Executive Vice President and
                                                    Trustee

Steven M. Graziano     Senior Vice President        None

Stephen W. Long        Senior Vice President        None

Barry G. Knight        Vice President               None

William A. Misata      Vice President               None

Anne W. Patenaude      Vice President               None

Elizabeth B. Bennett   Vice President               None

Gail A. Smyth          Vice President               None

Constance D. Spiros    Vice President               None

Marcy L. Supovitz      Vice President               None

Mary Kleeman           Vice President               None

Steven R. Berke        Assistant Vice President     None

Steven H. Forss        Assistant Vice President     None

Mary Sue Hoban         Assistant Vice President     None

Debra A. Levine        Assistant Vice President     None

Junior Roy McFarland   Assistant Vice President     None

Marie E. Moynihan      Assistant Vice President     None

William H. Keough      Treasurer                    Treasurer

Roy P. Rossi           Assistant Treasurer          None

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 30.  Location of Accounts and Records

         The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a)  Not applicable.

     (b)  Not applicable.

     (c) The Registrant hereby undertakes to deliver or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given, a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940, as amended, from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment no. 24 (the "Amendment") to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 30th day of October, 1998.

                                             PIONEER MID-CAP FUND



                                        By:  /s/ John F. Cogan, Jr.
                                             John F. Cogan, Jr.
                                             Chairman and President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

/s/ John F. Cogan, Jr.         Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ William H. Keough          Chief Financial Officer            )
William H. Keough              and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
/s/ John F. Cogan, Jr.                                            )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
John W. Kendrick*                                                 )
John W. Kendrick                                                  )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
David D. Tripple*                                                 )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ John F. Cogan, Jr.            Dated: October 30, 1998)
         John F. Cogan, Jr.
         Attorney-in-fact

                                  Exhibit Index


Exhibit
Number                     Document Title

6.1                        Form of Underwriting Agreement

11                         Consent of Arthur Andersen LLP

15.2                       Form of Class B Distribution Plan

17                         Financial Data Schedules